Statement of Changes in Net Assets Available for Benefits - EBP 007 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP Statement of Change in Net Assets Available For Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit Net Income Additions	$ 9,853,428
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	9,517,813
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	335,615
EBP Change In Net Asset Available For Benefit Increase	18,938,129
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution	4,688,649
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	4,245,738
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	150,314
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	9,084,701
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	7,856,338
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	95,380
EBP Total Deductions	7,951,718
EBP, Change in Net Assets Available for Benefit, Increase in Net Assets before Plan Transfers	10,986,411
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	(700,315)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	10,286,096
Beginning of Year	56,423,728
End of Year	$ 66,709,824